AMERITAS LIFE INSURANCE CORP.
                                  ("Ameritas")
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVL
                                       and
               AMERITAS LIFE INSURANCE CORP. SEPARATE ACCOUNT LLVA
                              ("Separate Accounts")

                                  Supplement to
               Ameritas Low-Load Variable Universal Life ("LLVL")
        Ameritas Low-Load Survivorship Variable Universal Life ("LLSVUL")
                 Ameritas No-Load Variable Annuity ("NLVA 6150")
                         Prospectuses Dated May 1, 2008
                 Ameritas No-Load Variable Annuity ("NLVA 4080")
                          Prospectus Dated May 1, 2006

                        Supplement Dated November 7, 2008

This supplement amends certain disclosure contained in the above-referenced prospectuses for the policies with the same names. Please keep this supplement together with your prospectus for future reference. Please note that some information provided below may not be applicable to you, as all underlying portfolios may not be available as subaccount investment options under your policy.

Ameritas Life Insurance Corp. ("Ameritas") has been advised that the Board of Directors of Calvert Variable Series, Inc. (the "Calvert Fund") has approved in principle the merger of the following portfolios:

         -------------------------------------------------------------------------
                         Fund                                 Fund
         Merging Portfolio                      Acquiring Portfolio
         -------------------------------------------------------------------------
             Calvert Variable Series, Inc.*           Summit Mutual Funds, Inc.*
         -------------------------------------------------------------------------
         Ameritas Income & Growth Portfolio     Summit Zenith Portfolio
         -------------------------------------------------------------------------

* These Funds and their investment advisers are part of the UNIFI Mutual Holding Company, the ultimate parent of Ameritas.

Completion of the merger is subject to a number of conditions, including approval by shareholders of the portfolios. If approved, the merger is scheduled to take place on or about December 12, 2008. We will notify you if the merger does not go forward on or about December 12, 2008.

If the merger is approved, immediately following the merger, we will make the following changes to the administration of the policies:

o any instructions that you have in effect with respect to a subaccount that invests in the Merging Portfolio will be treated as instructions with respect to the subaccount that invests in the corresponding Acquiring Portfolio. Such instructions would include, for example, instructions concerning allocation of premium payments or charges under your policy, and instructions for automatic transactions, such as periodic withdrawals, or portfolio rebalancing. However, you may change such instructions at any time, in the manner and subject to the terms and conditions set forth in the prospectus; and

o all references and information contained in the prospectus related to the Merging Portfolio will be deleted. Specifically, this will apply to portfolio names and data for the Merging Portfolio found in charts under the headings PORTFOLIO COMPANY OPERATING EXPENSES and Separate Account Variable Investment Options in your prospectus, as well as the portfolio list on page 1 of an annuity prospectus.

Ameritas has also been advised that the Board of Directors of the Summit Mutual Funds, Inc. (the "Summit Fund") recommends, also subject to shareholder approval, that on or about December 12, 2008, the Fund will change its investment adviser to Calvert Asset Management Company, Inc. ("CAMCO") and that CAMCO will enter into sub-advisory agreements for certain portfolios of the Fund.

Therefore, if the merger and other recommendations of the Calvert and Summit Funds' Boards of Directors are approved, the following changes will be made to your prospectus.

1.   Under PORTFOLIO COMPANY OPERATING EXPENSES (for the year ended December 31,
2007), please note the following expenses for the Acquiring Portfolio, replacing information for the Merged Portfolio:

----------------------------------------------------------------------------------------------------------------------
FUND                                                          Acquired
Subaccount's underlying                                      Fund Fees      Total      Waivers      Total Expenses
Portfolio Name*             Management     12b-1    Other       and       Portfolio      and       after waivers and
                               Fees        Fees**   Fees      Expenses      Fees     Reductions    reductions if any
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
  SUMMIT
----------------------------------------------------------------------------------------------------------------------
  Zenith                       0.64%       -        0.23%      0.01%        0.88%       -             0.88%
----------------------------------------------------------------------------------------------------------------------

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.
** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services. (The portfolios listed in this Supplement have no 12b-1 fees.) *** Some portfolios invest in other investment companies (the "acquired portfolios"). In these instances, portfolio shareholders indirectly bear the fees and expenses of the acquired portfolios.

2. Under the INVESTMENT OPTIONS section of your prospectus, the list of Summit Mutual Funds, Inc., Summit Pinnacle Series is revised to reflect changes due to the portfolio merger and changes to the investment adviser, subadviser, portfolio type/summary of investment strategy, and underwriter, as follows:

----------------------------------------------------------------------------------------------------------------------
                            FUND NAME                                             INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                         Portfolio Type / Summary of Investment Strategy
----------------------------------------------------------------------------------------------------------------------
        Summit Mutual Funds, Inc., Summit Pinnacle Series*                  Calvert Asset Management Company, Inc.
----------------------------------------------------------------------------------------------------------------------
Summit Natural Resources Portfolio - Summit Investment Partners, Inc.  Specialty.
----------------------------------------------------------------------------------------------------------------------
Summit Zenith Portfolio                                                Long-term capital appreciation.
----------------------------------------------------------------------------------------------------------------------

* The Fund and its investment adviser are part of the UNIFI Mutual Holding Company ("UNIFI"), the ultimate parent of Ameritas. Also, Calvert Distributors, Inc., an indirect subsidiary of UNIFI, will replace Ameritas Investment Corp. as the underwriter for the Summit Mutual Funds, Inc., Summit Pinnacle Series.

Please see the supplement dated September 15, 2008 provided by the Calvert Variable Series, Inc. for more information about the portfolio merger. Also see the Summit Mutual Fund, Inc. prospectuses for information about the Acquiring Portfolio's investment objectives, restrictions and other important information. On request, we will provide you with an additional copy of a fund prospectus or supplement. In addition, if you are invested in the subaccount currently investing in the Merged Portfolio on the record date for the merger you will be receiving a proxy statement and request for voting instructions from us.


All other provisions of your policy remain as stated in your policy and prospectus, as previously amended.

     This supplement should be retained with the current prospectus for your variable policy issued by Ameritas Life Insurance Corp.

        If you do not have a current prospectus, please contact Ameritas at 1-800-255-9678.